Fair value of financial instruments - Schedule of Carrying Value and an Estimated Fair Value of the Bank's Financial Instruments that are not Measured on a Recurring Basis (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	$ 1,963,838	$ 2,047,452
Customers' liabilities under acceptances	245,065	261,428
Deposits	5,461,901	4,451,025
Securities sold under repurchase agreements	212,931	310,197	$ 300,498
Borrowings and debt, net	4,352,316	4,351,988	$ 4,416,511	$ 3,304,178
Acceptances outstanding	245,065	261,428
Commitments and financial guarantees issued
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable	117,900	109,100
Financial assets	78,200	59,400
Unearned interest and deferred fees	31,100	24,700
Securities at amortized cost
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable	13,200	12,400
Financial assets	1,300	1,600
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	1,963,838	2,047,452
Securities at amortized cost	1,102,444	1,010,266
Loans at amortized cost	8,383,829	7,220,520
Customers' liabilities under acceptances	245,065	261,428
Deposits	5,461,901	4,451,025
Securities sold under repurchase agreements	212,931	310,197
Borrowings and debt, net	4,352,316	4,351,988
Acceptances outstanding	245,065	261,428
Fair value
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	1,963,838	2,047,452
Securities at amortized cost	1,102,386	997,341
Loans at amortized cost	8,573,655	7,267,429
Customers' liabilities under acceptances	245,065	261,428
Deposits	5,461,901	4,451,025
Securities sold under repurchase agreements	212,931	310,197
Borrowings and debt, net	4,421,770	4,357,271
Acceptances outstanding	245,065	261,428
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	0	0
Securities at amortized cost	0	0
Loans at amortized cost	0	0
Customers' liabilities under acceptances	0	0
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	0	0
Acceptances outstanding	0	0
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	1,963,838	2,047,452
Securities at amortized cost	1,102,386	997,341
Loans at amortized cost	8,573,655	7,267,429
Customers' liabilities under acceptances	245,065	261,428
Deposits	5,461,901	4,451,025
Securities sold under repurchase agreements	212,931	310,197
Borrowings and debt, net	4,421,770	4,357,271
Acceptances outstanding	245,065	261,428
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	0	0
Securities at amortized cost	0	0
Loans at amortized cost	0	0
Customers' liabilities under acceptances	0	0
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	0	0
Acceptances outstanding	$ 0	$ 0